Leases (Tables)	12 Months Ended
Sep. 30, 2024
Leases
Schedule of ROU assets and lease liabilities

ROU assets and lease liabilities as of September 30, 2023 and 2024, consist of the following:

	September 30, 2024	September 30, 2023
Operating lease assets	$9,412	$6,428

Current operating lease liabilities	$1,985	$1,638
Non-current operating lease liabilities	7,596	4,852
Total Operating lease liabilities	$9,581	$6,490

Schedule of lease costs	Total lease costs for the twelve months ended September 30, 2023 and 2024 were:
	2024	2023
Operating lease cost	$2,588	$1,845
Variable lease cost	185	152
Total lease cost	$2,773	$1,997

Schedule of aggregate annual lease payments

Approximate aggregate annual lease payments as of September 30, 2024:

Year	Operating Leases
October 1 – December 31, 2024	$678
2025	2,499
2026	2,068
2027	1,863
2028	1,364
2029	1,027
Thereafter	2,403
Total	$11,902
Less: Imputed interest	(2,321)
Present value of net lease payments	$9,581

Schedule of supplemental lease information

The following table includes supplemental lease information:

	Year Ended September 30,
	2024	2023
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	$2,547	$1,813
Weighted average remaining lease term (in years)
Operating leases	5.84	5.16
Weighted average discount rate
Operating leases	7.39%	6.16%